Financial Instruments and Risk Management - Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Fair value of assets	$ 76	$ 10
Fair value of liabilities	(15)	(89)
Forward contracts
Derivatives, Fair Value [Line Items]
Fair value of assets	70
Fair value of liabilities	(14)
Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Fair value of assets	74	0
Fair value of liabilities	(2)	(84)
Designated as hedging instrument | Forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Fair value of assets	68	0
Designated as hedging instrument | Forward contracts | Other payables and accrued liabilities
Derivatives, Fair Value [Line Items]
Fair value of liabilities	(1)	(66)
Designated as hedging instrument | Forward contracts | Other non-current liabilities
Derivatives, Fair Value [Line Items]
Fair value of liabilities	0	(3)
Designated as hedging instrument | Currency collars | Other current assets
Derivatives, Fair Value [Line Items]
Fair value of assets	6	0
Designated as hedging instrument | Currency collars | Other payables and accrued liabilities
Derivatives, Fair Value [Line Items]
Fair value of liabilities	(1)	(15)
Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Fair value of assets	2	10
Fair value of liabilities	(13)	(5)
Not designated as hedging instrument | Forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Fair value of assets	2	10
Not designated as hedging instrument | Forward contracts | Other payables and accrued liabilities
Derivatives, Fair Value [Line Items]
Fair value of liabilities	$ (13)	$ (5)